SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Year ended December 31
(US$ MILLIONS)	2023	2022	2021
Net interest paid (received)	$3,164	$2,037	$1,223
Net income taxes paid (received)	534	285	448
Amounts paid and received for interest were reflected as operating cash flows in the consolidated statements of cash flow.
Total cash outflows across the partnership’s lease contracts for the year ended December 31, 2023 were $514 million (2022: $465 million).
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2023	2022	2021
Accounts receivable	$(1,401)	$(1,058)	$(684)
Inventory	877	(629)	(494)
Prepayments and other	(760)	(192)	9
Accounts payable and other	1,500	(212)	27
Changes in non-cash working capital, net	$216	$(2,091)	$(1,142)
The following table presents the change in the balance of borrowings arising from financing activities as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$46,693	$29,076
Cash flows	(897)	13,901
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(4,278)	4,570
Foreign currency translation	541	(817)
Fair value	(261)	(4)
Other changes	451	(33)
Balance at end of year	$42,249	$46,693